Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies (Details) [Line Items]
Consumer price, percentage	100.00%
Investment held percentage	20.00%
Bottom of Range [Member]
Material Accounting Policies (Details) [Line Items]
Investment property depreciated	40 years
Top of Range [Member]
Material Accounting Policies (Details) [Line Items]
Investment property depreciated	50 years